Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of Income and Share Data Used in the Basic and Diluted EPS Calculations

The following table reflects the income and share data used in the basic and diluted EPS calculations:

	Years ended December 31,
(in millions)	2021	2020	2019
Profit / (loss) attributable to ordinary equity holders of the parent for basic earnings	€10,292.5	€15.2	€(179.1)

Weighted average number of ordinary shares for basic EPS	244.0	235.4	211.5
Effects of dilution from share options	15.7	13.1	—
Weighted average number of ordinary shares adjusted for the effect of dilution	259.7	248.5	211.5

Earnings per share(1)
Basic profit / (loss) for the period per share	€42.18	€0.06	€(0.85)
Diluted profit / (loss) for the period per share	€39.63	€0.06	€(0.85)

Capital increase due to 1:18 share split occurred on September 18, 2019. Retroactive effect is reflected in number of shares which relate to the period before the share split.